Accrued expenses and other current liabilities (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Accrued expenses and other current liabilities
Fund attributable to institutional investors(1)	¥ 68,931,284	$ 10,816,823	¥ 16,485,383
Accrued interest payable of Consolidated Trusts	1,219,993	191,443	25,320,873
Professional fee payable	25,874,860	4,060,330	27,648,350
Commission fee payable(2)	81,862,576	12,846,025	101,285,353
Insurance fee payable(3)	14,360,705	2,253,508	65,906,706
Lease liabilities	¥ 12,331,166	$ 1,935,029	16,871,785
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Total accrued expenses and other current liabilities	Total accrued expenses and other current liabilities
Other accrued expenses	¥ 64,385,966	$ 10,103,563	70,229,980
Total accrued expenses and other current liabilities	¥ 268,966,550	$ 42,206,721	¥ 323,748,430